Note 18 - Fair Value Measurements (Detail) - Financial Assets Measured at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities available-for-sale:
Mortgage servicing rights	$ 930,760	$ 727,240
Total recurring	178,538,525	152,683,197
Nonrecurring:
Assets measure on a nonrecurring basis	14,210,362	21,830,479
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	15,554,085	7,520,670
US Government Agencies Debt Securities [Member]
Securities available-for-sale:
Available for sale securities	15,554,085	7,520,670
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	53,918,499	49,310,795
US States and Political Subdivisions Debt Securities [Member]
Securities available-for-sale:
Available for sale securities	53,918,499	49,310,795
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	107,607,325	94,599,469
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities available-for-sale:
Available for sale securities	107,607,325	94,599,469
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	527,856	525,023
Other Available-for-Sale Securities [Member]
Securities available-for-sale:
Available for sale securities	527,856	525,023
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	12,642,362	18,996,979
Impaired Loans [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	12,642,362	18,996,979
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	1,568,000	2,833,500
Other Real Estate Owned [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	1,568,000	2,833,500
Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Total recurring	177,607,765	151,955,957
Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Mortgage servicing rights	930,760	727,240	1,114,126	1,273,525
Total recurring	930,760	727,240
Nonrecurring:
Assets measure on a nonrecurring basis	$ 14,210,362	$ 21,830,479